EQUITY - Schedule Of Non-controlling Interests (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Equity	$ 167,564	$ 168,242	$ 155,583
Non-controlling interests
Disclosure of classes of share capital [line items]
Equity	$ 122,229	$ 122,465	$ 110,982